Employee benefits - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Transfers in or out of Level 1	$ 0	$ 0
Transfers in or out of Level 2	0	0
Transfers in or out of Level 3	0	0
Savings Plans
Fair Value, Transfers Between Level 1 and Level 2, Description and Policy [Abstract]
Savings Plans	105,000,000	77,000,000
Savings Plans Contributions	$ 13,300,000	$ 14,000,000.0	$ 15,100,000
Savings Plans Stocks Held	1,279,982	1,362,593